Product Sales year-on-year analysis: H1 2026 (Tables)	6 Months Ended
Jun. 30, 2026
Product Sales year-on-year analysis: H1 2026
Product Sales year-on-year analysis: H1 2026

	World			US		Emerging Markets			Europe			Established RoW
For the half year ended 30 June		Change			Change		Change			Change			Change
	$m	Act %	CER %	$m	Act %	$m	Act %	CER %	$m	Act %	CER %	$m	Act %	CER %
Tagrisso	3,775	8	6	1,579	10	1,048	4	-	769	17	8	379	(1)	2
Imfinzi	3,548	31	29	2,008	28	398	35	32	781	45	34	361	15	20
Calquence	1,944	19	16	1,286	18	137	33	26	442	20	11	79	9	7
Lynparza	1,610	3	(1)	659	(4)	343	6	(1)	480	13	4	128	1	3
Enhertu	662	55	49	-	-	440	51	47	132	41	28	90	n/m	n/m
Zoladex	607	7	2	9	4	480	9	4	81	13	5	37	(16)	(18)
Truqap	431	43	41	306	21	35	n/m	n/m	65	n/m	n/m	25	98	n/m
Imjudo	160	(6)	(7)	100	10	13	9	8	28	22	13	19	(22)	(19)
Datroway	5	n/m	n/m	-	-	5	n/m	n/m	-	-	-	-	-	-
Etcamah	3	n/m	n/m	-	-	3	n/m	n/m	-	-	-	-	-	-
Other Oncology	203	(6)	(8)	4	(1)	141	(3)	(6)	8	(19)	(30)	50	(12)	(7)
Oncology	12,948	17	14	5,951	15	3,043	16	11	2,786	26	16	1,168	9	11
Farxiga	3,997	(5)	(11)	668	(17)	1,618	(6)	(13)	1,586	10	1	125	(45)	(45)
Crestor	685	8	4	18	(23)	612	12	8	1	n/m	80	54	(16)	(13)
Brilinta	186	(64)	(66)	16	(94)	142	4	-	24	(78)	(80)	4	(35)	(33)
Lokelma	419	28	26	164	14	93	47	41	87	56	44	75	17	23
Seloken	337	9	5	-	-	326	9	5	9	5	5	2	(1)	(8)
roxadustat	57	(62)	(64)	-	-	57	(62)	(64)	-	-	-	-	-	-
Wainua	121	44	44	109	33	4	n/m	n/m	7	n/m	n/m	1	n/m	n/m
Baxfendy	3	n/m	n/m	2	n/m	1	n/m	n/m	-	-	-	-	-	-
Other CVRM	206	(25)	(28)	(9)	n/m	145	5	1	42	(45)	(49)	28	(14)	(11)
CVRM	6,011	(8)	(12)	968	(28)	2,998	(2)	(7)	1,756	3	(5)	289	(27)	(25)
Symbicort	1,418	(1)	(4)	545	(9)	417	4	-	296	9	1	160	(5)	(8)
Fasenra	1,053	14	12	594	7	92	75	69	258	13	4	109	31	33
Breztri	699	20	17	309	5	208	34	27	127	45	34	55	24	24
Tezspire	321	62	54	-	-	44	n/m	n/m	202	57	46	75	39	43
Saphnelo	380	25	24	318	20	11	67	63	36	71	57	15	40	44
Pulmicort	269	2	(3)	3	(6)	219	5	-	31	(9)	(16)	16	(16)	(17)
Airsupra	87	24	23	78	12	9	n/m	n/m	-	-	-	-	-	-
Other R&I	130	(18)	(21)	15	(73)	55	(22)	(26)	57	97	88	3	(1)	(4)
R&I	4,357	11	8	1,862	1	1,055	16	11	1,007	26	17	433	13	13
Beyfortus	71	(44)	(44)	61	(40)	-	-	-	9	(62)	(63)	1	(38)	(29)
FluMist	26	n/m	n/m	(2)	n/m	1	n/m	n/m	-	-	-	27	n/m	n/m
Other ID	92	(43)	(47)	(1)	(40)	70	(42)	(46)	16	(39)	(46)	7	(60)	(58)
ID*	189	(37)	(40)	58	(42)	71	(41)	(45)	25	(51)	(55)	35	21	18
Ultomiris	2,584	16	14	1,398	10	190	68	65	605	22	12	391	13	17
Soliris	778	(20)	(22)	414	(27)	248	10	6	61	(46)	(50)	55	(20)	(21)
Strensiq	1,053	41	40	859	47	65	30	13	68	20	10	61	10	14
Koselugo	347	26	21	94	(11)	115	52	42	99	39	28	39	74	80
Other Rare Disease	149	32	25	58	7	34	73	47	41	20	10	16	n/m	n/m
Rare Disease	4,911	13	11	2,823	9	652	35	28	874	13	4	562	13	16
Other Medicines	480	(6)	(8)	42	6	359	(9)	(11)	39	12	8	40	(3)	(3)
Total Medicines	28,896	8	5	11,704	6	8,178	8	3	6,487	16	7	2,527	4	6

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.

* ID: Infectious Disease